Assets Measured at Fair Value on Recurring and Non-recurring Basis (Detail)	12 Months Ended														12 Months Ended													12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring SZITIC Trust Co Ltd Minimum CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring SZITIC Trust Co Ltd Maximum CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Fixed rate time deposit USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring Fixed rate time deposit CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Fixed rate time deposit CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Investment contracts USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring Investment contracts CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Investment contracts CNY	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring USD ($)	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring Glorious Mission Network Technology Co Ltd USD ($)	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring Glorious Mission Network Technology Co Ltd CNY	Dec. 31, 2013 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Fixed rate time deposit CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Fixed rate time deposit CNY	Dec. 31, 2013 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Investment contracts CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Investment contracts CNY	Dec. 31, 2013 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring SZITIC Trust Co Ltd Minimum CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring SZITIC Trust Co Ltd Maximum CNY	Dec. 31, 2013 Fair Value, Inputs, Level 3 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2013 Fair Value, Inputs, Level 3 Fair Value, Measurements, Nonrecurring Glorious Mission Network Technology Co Ltd CNY
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale security				$ 12,351,564	74,772,662	78,740,916																		74,772,662	78,740,916
Intangible asset impairment	3,320,283	20,100,000	13,066,057												3,320,283	20,100,000												20,100,000
Long-term investment																		980,258	5,934,190											5,934,190
Cash equivalents											700,000,000										700,000,000
Short term investment									41,377,347	250,486,050	139,314,900	421,097,842	2,549,200,000	600,000,000						250,486,050	139,314,900	2,549,200,000	600,000,000
Impairment loss on the available-for-sale security			240,725,709														240,725,709												240,725,709
Held-to-maturity securities							118,000,000	134,000,000	$ 1,651,882	10,000,000	100,000,000									10,000,000	100,000,000					118,000,000	134,000,000